Installment Loans	12 Months Ended
Mar. 31, 2021
Receivables [Abstract]
Installment Loans
9. Installment Loans
The composition of installment loans by domicile and type of borrower at March 31, 2020 and 2021 is as follows:

	Millions of yen
	2020	2021
Borrowers in Japan:
Consumer—
Real estate loans	¥1,842,131	¥1,995,031
Card loans	223,651	188,547
Other	32,618	27,698

	2,098,400	2,211,276

Corporate—
Real estate companies	300,984	279,046
Non-recourse loans	48,566	47,956
Commercial, industrial and other companies	255,309	203,890

	604,859	530,892

Overseas:
Real estate companies	¥250,195	¥197,074
Non-recourse loans	83,515	113,129
Commercial, industrial companies and other	690,299	606,062

	1,024,009	916,265
Purchased loans*	13,218	12,351

	¥3,740,486	¥3,670,784

*
Purchased loans represent loans with evidence of deterioration of credit quality since origination and for which it is probable at acquisition that collection of all contractually required payments from the debtors is unlikely.

Generally, installment loans are made under agreements that require the borrower to provide collateral or guarantors.
At March 31, 2021, the contractual maturities of installment loans (except purchased loans) for each of the next five years and thereafter are as follows:

Years ending March 31,	Millions of yen
2022	¥520,274
2023	398,703
2024	265,404
2025	245,690
2026	197,143
Thereafter	2,031,219

Total	¥3,658,433

Revenues from installment loans which are included in finance revenues in the consolidated statements of income are ¥148,863 million, ¥166,966 million and ¥169,401 million for fiscal 2019, 2020 and 2021, respectively.
Certain loans, for which the Company and its subsidiaries have the intent and ability to sell to outside parties in the foreseeable future, are considered held for sale and are carried at the lower of cost or market value determined on an individual basis, except loans held for sale for which the fair value option was elected. A subsidiary elected the fair value option on its loans held for sale. The subsidiary enters into forward sale agreements to offset the change in the fair value of loans held for sale, and the election of the fair value option allows the subsidiary to recognize both the change in the fair value of the loans and the change in the fair value of the forward sale agreements due to changes in interest rates in the same accounting period. Loans held for sale are included in installment loans, and the outstanding balances of these loans as of March 31, 2020 and 2021 were ¥127,194 million and ¥72,658 million, respectively. There were ¥90,893 million and ¥63,272 million of loans held for sale as of March 31, 2020 and 2021, respectively, measured at fair value by electing the fair value option.
Purchased loans acquired by the Company and its subsidiaries are generally loans with evidence of deterioration of credit quality since origination and for which it is probable at acquisition that collection of all contractually required payments from the debtors is unlikely and characterized by extended period of non-performance
by the borrower, and it is difficult to reliably estimate the amount, timing, or nature of collections. Because such loans are commonly collateralized by real estate, the Company and its subsidiaries may pursue various approaches to maximizing the return from the collateral, including arrangement of borrower’s negotiated transaction of such collateral before foreclosure, the renovation, refurbishment or the sale of such loans to third parties. Accordingly, although the acquired assets may remain loans in legal form, collections on these loans often do not reflect the normal historical experience of collecting delinquent accounts, and the need to tailor individual collateral-realization strategies often makes it difficult to reliably estimate the amount, timing, or nature of collections. Accordingly, the Company and its subsidiaries use the cost recovery method of income recognition for such purchased loans. The total carrying amounts of these purchased loans were ¥13,218 million and ¥12,351 million as of March 31, 2020 and 2021, respectively, and the fair value at the acquisition date of purchased loans acquired during fiscal 2020 and 2021 were ¥2,983 million and ¥2,704 million, respectively.
When it is probable that the Company and its subsidiaries will be unable to collect all book value, the Company and its subsidiaries consider purchased loans impaired, and a valuation allowance for the excess amount of the book value over the estimated recoverable amount of the loans is provided. For most cases, the recoverable amount is estimated based on the collateral value. Purchased loans for which valuation allowances were provided amounted to ¥1,497 million as of March 31, 2020.
Changes in the allowance for uncollectible accounts relating to the purchased loans for fiscal 2019 and 2020 are as follows:

	Millions of yen
	2019	2020
Beginning balance	¥4,292	¥3,186
Provision (Reversal)	(331)	(24)
Charge-offs	(822)	(1,789)
Recoveries	126	77
Other*	(79)	8

Ending balance	¥3,186	¥1,458

*	Other includes foreign currency translation adjustments.
For further information about allowance for credit losses for fiscal 2021, see Note 11 of “ Credit Quality of Financial Assets and the Allowance for Credit Losses”.